Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net (loss) income	$ (1,301,811)	$ (628,542)	$ (1,899,551)	$ 2,000,028
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	285,875	130,459	582,799	566,855
Amortization of patents	81,235	81,236	324,941	324,941
Loss on abandonment of office lease			0	151,971
Loss on capital lease write-off			0	3,915
Loss on impairment of long-term investment			0	666,667
Gain on contingent tax liability			(223,523)	(427,700)
Gain (loss) on extinguishment of debt	0	0	0	(893,003)
Stock-based compensation	199,690	149,694	743,507	1,669,538
Gain on change in fair value of warrant derivative liability	0	210,262	567,573	2,674,654
Changes in operating assets and liabilities:
Restricted cash			223,630	(223,630)
Accounts receivable	(635,949)	315,228	535,129	(133,754)
Inventories	(489,173)	183,155	1,661,285	545,010
Prepaid expenses	136,700	42,224	76,174	131
Other assets	3,001	(4,950)	1,425	(4,209)
Accounts payable	663,754	(1,987,417)	202,855	1,562,503
Accrued liabilities	(59,087)	(65,053)	(144,032)	(53,061)
Deferred revenue	558,146	(608,557)	(932,693)	(6,621,424)
Deferred tax liability			0	(805,769)
Net cash used in operating activities	(557,619)	(2,602,785)	(3,963,653)	(5,160,001)
Investing activities:
Purchase of property and equipment	(1,599,236)	(81,100)	(1,294,927)	(868,033)
Net cash used in investing activities	(1,599,236)	(81,100)	(1,294,927)	(868,033)
Financing activities:
Proceeds from issuance of convertible preferred stock			0	5,050,000
Payments for stock issuance costs	0	(215,795)	0
Proceeds from issuance of common stock	0	7,112,500	7,112,501	0
Proceeds from exercise of stock options			375,000	0
Repurchase of warrants			(53,518)	0
Capital lease obligation			0	(15,593)
Net cash (used in) provided by financing activities	(19,223)	6,877,246	7,031,070	4,253,712
Net (decrease) increase in cash and cash equivalents	(2,176,078)	4,193,361	1,772,490	(1,550,692)
Cash and cash equivalents at beginning of period	3,668,524	1,896,034	1,896,034	3,446,726
Cash and cash equivalents at end of period	1,492,446	6,089,395	3,668,524	1,896,034
Supplemental disclosures of cash flow information:
Cash paid during the period for taxes	3,712	3,773	0	3,712
Non cash investing and financing activities:
Payment of Series B preferred dividends in shares			425,961	109,600
Issuance of common stock for extinguishment of debt			0	400,000
Reduction of fixed assets based on write-off of capital lease			0	62,048
Warrant reclassified from derivative liability to equity			424,109	0
Common Stock [Member]
Financing activities:
Payments for stock issuance costs			(325,242)	0
Non cash investing and financing activities:
Issuance of stock	990	24,750	24,750	0
Series B Convertible Preferred Stock
Financing activities:
Payments for stock issuance costs			0	(479,940)
Payments of preferred stock dividends	(60)	(296)	(1,022)	(418)
Non cash investing and financing activities:
Issuance of stock			0	1,000,000
Payment of Series B preferred dividends in shares	111,300	104,500
Series Preferred Stock [Member]
Financing activities:
Payments of preferred stock dividends	$ (19,163)	$ (19,163)	$ (76,650)	$ (76,707)